Document And Entity Information	Jan. 25, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	World Wrestling Entertainment, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16131
Entity Tax Identification Number	04-2693383
Entity Address, Address Line One	1241 East Main Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	352-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	WWE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001091907
Amendment Flag	false